Acquisitions - Disclosure of purchase consideration (Details)	Dec. 15, 2021 CAD ($) share shares	Apr. 29, 2021 CAD ($) share shares
Police Ordnance [Member]
Disclosure of detailed information about business combination [line items]
Common shares, Number | share	3,965
Common shares, Fair Value	$ 377,503
Warrants, Number | shares	200,000
Warrants, Fair Value	$ 132,000
Contingent shares, Number | shares	875
Contingent consideration	$ 83,319
Total purchase consideration at fair value	$ 592,822
DEFSEC [Member]
Disclosure of detailed information about business combination [line items]
Common shares, Number | share		14,286
Common shares, Fair Value		$ 1,290,000
Warrants, Number | shares		500,000
Warrants, Fair Value		$ 425,000
Minimum royalty payments, Fair Value		1,191,219
Total purchase consideration		2,906,219
Identifiable intangible assets
Technology asset		$ 2,906,219